UPAR Ultra Risk Parity ETF
Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 48.7%	Par	Value
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$498,245	$502,626
2.13%, 02/15/2041 (d)	2,584,987	2,602,944
0.75%, 02/15/2042 (d)	3,835,213	3,071,603
0.63%, 02/15/2043	4,092,625	3,139,509
1.38%, 02/15/2044	4,259,531	3,700,150
0.75%, 02/15/2045	4,364,112	3,305,347
1.00%, 02/15/2046	3,894,734	3,064,795
0.88%, 02/15/2047	3,865,063	2,920,363
1.00%, 02/15/2048	3,637,933	2,788,085
1.00%, 02/15/2049	2,473,100	1,876,387
0.25%, 02/15/2050	2,117,853	1,289,198
0.13%, 02/15/2051	1,571,566	900,771
0.13%, 02/15/2052	1,429,873	806,861
1.50%, 02/15/2053	670,069	555,999
2.13%, 02/15/2054	762,854	729,538
TOTAL U.S. TREASURY SECURITIES (Cost $33,004,478)		31,254,176

EXCHANGE TRADED FUNDS - 26.1%	Shares
SPDR Gold MiniShares Trust (a)	159,033	9,842,552
Vanguard Extended Market ETF	12,019	2,070,393
Vanguard FTSE Developed Markets ETF	31,411	1,596,621
Vanguard FTSE Emerging Markets ETF	71,757	3,247,722
TOTAL EXCHANGE TRADED FUNDS (Cost $12,510,552)		16,757,288

COMMON STOCKS - 21.3%
Biotechnology - 0.6%
Corteva, Inc.	6,277	395,012

Building Materials - 0.1%
Geberit AG	125	77,706

Chemicals - 1.4%
CF Industries Holdings, Inc.	1,497	116,990
Ecolab, Inc.	923	233,999
FMC Corp.	1,303	54,974
Nutrien Ltd.	4,449	220,773
PhosAgro PJSC - GDR (a)(b)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR	2,559	101,669
The Mosaic Co.	2,979	80,463
Yara International ASA	2,620	78,565
		887,433

Coal - 0.2%
Teck Resources Ltd. - Class B	3,591	130,790

Electrical Components & Equipment - 0.1%
Goldwind Science & Technology Co. Ltd. - Class H	68,918	43,404

Energy - Alternate Sources - 0.9%
Enphase Energy, Inc. (a)	1,966	121,990
First Solar, Inc. (a)	1,522	192,426
Flat Glass Group Co. Ltd. - Class H	40,804	55,487
Ming Yang Smart Energy Group Ltd. - GDR	17	128
Vestas Wind Systems AS (a)	11,549	158,720
Xinyi Solar Holdings Ltd.	101,825	39,263
		568,014

Environmental Control - 0.1%
Pentair PLC	534	46,714

Food - 0.1%
Salmar ASA	1,288	61,621

Iron & Steel - 0.9%
Fortescue Ltd.	24,654	236,132
Vale S.A. - ADR	35,547	354,759
		590,891

Machinery - Diversified - 2.5%
AGCO Corp.	639	59,152
CNH Industrial NV	11,196	137,487
Deere & Co.	2,485	1,166,335
Kubota Corp.	11,359	139,082
The Toro Co.	904	65,766
Xylem, Inc.	779	93,059
		1,660,881

Mining - 6.2%
Antofagasta PLC	6,767	145,736
BHP Group Ltd. - ADR	19,424	942,841
Boliden AB	1,734	56,499
Cameco Corp.	2,979	122,617
CMOC Group Ltd. - Class H	190,880	157,016
First Quantum Minerals Ltd. (a)	5,675	76,298
Freeport-McMoRan, Inc.	10,777	408,017
Glencore PLC	89,366	323,325
GMK Norilskiy Nickel PAO - ADR (a)(b)	3,990	0
Ivanhoe Mines Ltd. - Class A (a)	11,790	100,103
Jiangxi Copper Co. Ltd. - Class H	29,535	51,855
Lundin Mining Corp.	7,890	63,920
NAC Kazatomprom JSC - GDR	1,828	59,684
Rio Tinto PLC - ADR	12,946	777,796
South32 Ltd.	33,568	67,356
Southern Copper Corp.	6,164	576,097
Sumitomo Metal Mining Co. Ltd.	1,901	41,252
		3,970,412

Oil & Gas - 7.9%
Aker BP ASA	28	663
BP PLC - ADR	6,512	220,040
Canadian Natural Resources Ltd.	5,080	156,291
Cenovus Energy, Inc.	4,280	59,475
Chevron Corp.	4,359	729,217
ConocoPhillips	3,040	319,261
Coterra Energy, Inc.	1,571	45,402
Devon Energy Corp.	1,393	52,098
Diamondback Energy, Inc.	718	114,794
Ecopetrol S.A. - ADR	5,061	52,837
Eni S.p.A. - ADR	3,676	113,699
EOG Resources, Inc.	1,313	168,379
EQT Corp.	1,428	76,298
Equinor ASA - ADR	6,628	175,311
Expand Energy Corp.	712	79,260
Exxon Mobil Corp.	10,406	1,237,586
Gazprom PJSC - ADR (a)(b)	11,925	0
Hess Corp.	697	111,332
Imperial Oil Ltd.	1,284	92,737
Inpex Corp.	3,045	41,896
LUKOIL PJSC - ADR (a)(b)	818	0
Novatek PJSC - GDR (a)(b)	329	0
Occidental Petroleum Corp.	2,232	110,171
Rosneft Oil Co. PJSC - GDR (a)(b)	10,479	0
Shell PLC - ADR	7,154	524,245
Suncor Energy, Inc.	3,044	117,847
TotalEnergies SE - ADR	5,730	370,674
Tourmaline Oil Corp.	761	36,695
Woodside Energy Group Ltd.	4,263	61,418
		5,067,626

Water - 0.3%
American Water Works Co., Inc.	638	94,118
Veolia Environnement S.A.	2,422	83,066
		177,184
TOTAL COMMON STOCKS (Cost $15,682,158)		13,677,688

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 4.25% (c)	1,697,989	1,697,989
TOTAL SHORT-TERM INVESTMENTS (Cost $1,697,989)		1,697,989

TOTAL INVESTMENTS - 98.8% (Cost $62,895,177)		63,387,141
Other Assets in Excess of Liabilities - 1.2%		739,221
TOTAL NET ASSETS - 100.0%		$64,126,362
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
JSC - Joint Stock Company
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	All or a portion of this security has been pledged as collateral.

UPAR Ultra Risk Parity ETF
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	23	06/20/2025	$2,778,745	$(115,235)
MSCI Emerging Markets Index	65	06/20/2025	3,610,100	(128,389)
S&P 500 Index	304	06/20/2025	8,592,940	(25,350)
U.S. Treasury 10 Year Notes	141	06/18/2025	15,681,844	46,570
U.S. Treasury Ultra Bonds	126	06/18/2025	15,403,500	(268,158)
Net Unrealized Appreciation (Depreciation)				$(490,562)

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

UPAR Ultra Risk Parity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
U.S. Treasury Securities	$–	$31,254,176	$–		$31,254,176
Exchange Traded Funds	16,757,288	–	–		16,757,288
Common Stocks	13,677,688	–	0	(a)	13,677,688
Money Market Funds	1,697,989	–	–		1,697,989
Total Investments	$32,132,965	$31,254,176	$0	(a)	$63,387,141

Other Financial Instruments:
Futures Contracts*	$46,570	$–	$–		$46,570
Total Other Financial Instruments	$46,570	$–	$–		$46,570

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(537,132)	$–	$–		$(537,132)
Total Other Financial Instruments	$(537,132)	$–	$–		$(537,132)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

 The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common
Stocks
Balance as of December 31, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2025	$0

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at March 31, 2025:	$—